Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001318342
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 21, 2022
Document Effective Date	dei_DocumentEffectiveDate	Dec. 21, 2022
Prospectus Date	rr_ProspectusDate	Sep. 01, 2022
WCM Focused Mid Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

WCM Focused Mid Cap Fund

Investor Class Shares – WMIDX

Institutional Class Shares – WCMAX

A series of Investment Managers Series Trust

Supplement dated December 21, 2022, to the

Prospectus and Statement of Additional Information (“SAI”)

dated September 1, 2022.

Important Notice Regarding Planned Change in Fund Name

Effective December 30, 2022, the name of the WCM Focused Mid Cap Fund (the “Fund”) will be changed to WCM Mid Cap Quality Value Fund and all references to the Fund’s name in the Prospectus and SAI will be updated accordingly. The Fund’s investment objective and principal investment strategies will remain the same. In addition, as of December 31, 2022, the name of the WCM Focused Mid Cap Strategy Composite will be changed to WCM Mid Cap Quality Value Strategy Composite. Accordingly, all references to WCM Focused Mid Cap Strategy Composite in the Prospectus will be changed to WCM Mid Cap Quality Value Strategy Composite.

Please file this Supplement with your records.